Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss for the year ended	$ (14,021,125)	$ (18,570,317)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	56,284	38,521
Stock-based compensation expense	902,074	369,987
Warrant issued for technology license	0	209,825
Gain on debt extinguishment	0	(172,056)
Changes in assets and liabilities:
Grant funds receivables	49,006	133,657
Prepaid expenses and other current assets	(1,165,705)	(16,270)
Other assets	(2,163,276)	0
Accounts payable, accrued expenses and other liabilities	(2,687,466)	6,810,233
Total adjustments	(5,009,083)	7,373,897
Net cash used in operating activities	(19,030,208)	(11,196,420)
Cash flows from investing activities:
Purchase of equipment	(134,258)	(47,718)
Net cash used in investing activities	(134,258)	(47,718)
Cash flows from financing activities:
Net proceeds from sale of common stock and warrants	27,727,194	9,408,920
Net proceeds from warrant exercises	7,626,134	3,404,156
Repurchase of preferred stock	0	(1,000)
Principal repayment of note payable	0	(27,864)
Net cash provided by financing activities	35,353,328	12,784,212
Net increase in cash and cash equivalents	16,188,862	1,540,074
Cash and cash equivalents at beginning of period	11,423,870	9,883,796
Cash and cash equivalents at end of period	$ 27,612,732	$ 11,423,870